Other Regulatory Matters (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Amount Bank Could Lend To Single Affiliate	$ 652,000,000
Average required reserve balance on deposits	300,000,000	400,000,000
Stock Repurchase Program, Authorized Amount	$ 227,000,000